CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items as of December 31:

	2020	2019

Cash and cash equivalents at banks and on hand	694	932
Cash equivalents with original maturity of less than three months	900	318
Cash and cash equivalents	1,594	1,250
Less overdrafts	(8)	(46)
Cash and cash equivalents, net of overdrafts, as presented in the consolidated statement of cash flows	1,586	1,204